Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets
Goodwill and Intangible Assets

12.Goodwill and Intangible Assets

Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships(2)	names(1)(2)	and other(1)(2)
Balance - January 1, 2024	3,121.9	503.2	1,070.6	1,169.9	510.7	6,376.3
Additions(3)	1,152.5	—	335.8	777.9	272.5	2,538.7
Disposals	(22.9)	—	(17.0)	(1.0)	(3.2)	(44.1)
Amortization	—	—	(125.0)	(2.8)	(138.7)	(266.5)
Impairments	(30.3)	—	(52.0)	(2.6)	(10.6)	(95.5)
Foreign exchange effect and other	(96.3)	—	(8.9)	(96.8)	(28.7)	(230.7)
Balance - December 31, 2024	4,124.9	503.2	1,203.5	1,844.6	602.0	8,278.2

Gross carrying amount	4,488.0	503.2	2,039.4	1,901.3	1,839.9	10,771.8
Accumulated amortization	—	—	(803.7)	(20.1)	(1,209.6)	(2,033.4)
Accumulated impairment and other	(363.1)	—	(32.2)	(36.6)	(28.3)	(460.2)
	4,124.9	503.2	1,203.5	1,844.6	602.0	8,278.2

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships(2)	names(1)(2)	and other(1)(2)
Balance - January 1, 2023	2,927.5	503.2	653.9	1,028.8	575.6	5,689.0
Additions(3)	355.8	—	538.2	123.5	208.8	1,226.3
Disposals	(45.9)	—	(35.9)	(0.5)	—	(82.3)
Amortization	—	—	(92.9)	(3.0)	(277.4)	(373.3)
Impairments	(132.4)	—	—	(3.7)	(0.1)	(136.2)
Foreign exchange effect and other	16.9	—	7.3	24.8	3.8	52.8
Balance - December 31, 2023	3,121.9	503.2	1,070.6	1,169.9	510.7	6,376.3

Gross carrying amount	3,485.6	503.2	1,765.9	1,232.2	1,684.4	8,671.3
Accumulated amortization	—	—	(710.3)	(20.6)	(1,154.5)	(1,885.4)
Accumulated impairment and other	(363.7)	—	15.0	(41.7)	(19.2)	(409.6)
	3,121.9	503.2	1,070.6	1,169.9	510.7	6,376.3
(1)

Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2024 of $2,294.7 (December 31, 2023 - $1,756.8), which included brand names of $1,700.5 (December 31, 2023 - $1,161.7). Brand names and Lloyd's participation rights are considered to be indefinite-lived based on their strength, history and expected future use.

(2)

Intangible assets with a finite life, including customer and broker relationships (8 to 20 years) and computer software (3 to 15 years), had an aggregate carrying value at December 31, 2024 of $1,858.6 (December 31, 2023 - $1,497.6).

(3)

On October 1, 2024 the company acquired Sleep Country, and on November 29, 2024 and December 20, 2024 the company acquired additional interests in Meadow Foods and Peak Achievement, and consolidated their assets and liabilities on their respective acquisition dates. On December 26, 2023 the company acquired an additional interest in Gulf Insurance and consolidated its assets and liabilities on the date of acquisition. See note 21.

Goodwill and intangible assets were allocated to the company’s cash-generating units (“CGUs”) as follows:

	December 31, 2024			December 31, 2023
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	431.0	1,371.0	940.0	474.3	1,414.3
Gulf Insurance	346.6	542.9	889.5	330.5	607.0	937.5
Brit	167.3	534.6	701.9	167.7	527.4	695.1
Zenith National	317.6	62.6	380.2	317.6	69.3	386.9
Crum & Forster	132.6	84.0	216.6	132.6	99.0	231.6
Northbridge	76.9	110.9	187.8	83.8	136.6	220.4
Odyssey Group	107.9	49.8	157.7	119.7	49.4	169.1
All other(1)	92.5	99.3	191.8	96.7	103.1	199.8
	2,181.4	1,915.1	4,096.5	2,188.6	2,066.1	4,254.7
Non-insurance companies
Recipe	264.0	835.3	1,099.3	293.6	919.0	1,212.6
Sleep Country	517.3	398.3	915.6	—	—	—
Peak Achievement	279.0	443.0	722.0	—	—	—
Meadow Foods	222.0	322.2	544.2	—	—	—
AGT	148.2	55.5	203.7	150.7	49.4	200.1
Thomas Cook India	123.4	46.0	169.4	126.9	48.1	175.0
Boat Rocker	29.4	78.1	107.5	59.7	102.9	162.6
All other(2)	360.2	59.8	420.0	302.4	68.9	371.3
	1,943.5	2,238.2	4,181.7	933.3	1,188.3	2,121.6
	4,124.9	4,153.3	8,278.2	3,121.9	3,254.4	6,376.3
(1)	Comprised primarily of balances related to AMAG Insurance, Eurolife and Fairfax Central and Eastern Europe.
(2)	Comprised primarily of balances related to Dexterra Group, Grivalia Hospitality and Fairfax India’s subsidiaries.

Impairment tests for goodwill and indefinite-lived intangible assets were completed during 2024 and it was concluded that no significant impairments had occurred. When testing for impairment, the recoverable amount of each CGU or group of CGUs was based on the higher of (i) fair value less costs of disposal, determined using market prices inclusive of a control premium or discounted cash flow models, and (ii) value-in-use, determined using discounted cash flow models.

In preparing discounted cash flow models, cash flow projections typically covering a five year period were derived from financial budgets approved by management. A number of other assumptions and estimates including net insurance revenue, investment returns, regulatory capital ratios, other revenues, expenses, royalty rates and working capital requirements were required to be incorporated into the discounted cash flow models. The forecasts were based on best estimates of future net insurance revenue or other revenues and operating expenses using historical trends, general geographical market conditions, industry trends and forecasts and other available information. These assumptions and estimates were reviewed by the applicable CGU’s management and by Fairfax management. The cash flow forecasts were adjusted by applying appropriate discount rates within a range of 9.8% to 11.9% for insurance and reinsurance subsidiaries, and 10.6% to 11.1% for non-insurance subsidiaries. A long term investment return within a range of 5.0% to 7.0% was applied to the investment portfolios of insurance and reinsurance subsidiaries. The long term growth rates used to extrapolate cash flows beyond five years for the majority of the CGUs ranged from 3.0% to 3.7%.